Trade Accounts Receivable, Net - Summary of Trade Accounts Receivables (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 1,007,828	S/ 1,515,673
Trade accounts receivable	1,020,067	907,587
Gross carrying amount [member]
Disclosure Of Accounts Receivable [line items]
Invoice receivables	907,007	459,722
Unbilled receivables	113,464	1,069,299
Trade accounts receivable	1,020,471	1,529,021
Invoice receivables	469,510	819,699
Unbilled receivables	550,557	87,888
Trade accounts receivable	1,020,067	907,587
Accumulated impairment [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ (12,643)	S/ (13,348)